Great Wolf Trust 2015-WOLF
Commercial Mortgage Pass-Through Certificates, Series 2015-WOLF

Great Wolf Trust 2015-WOLF MZ
Commercial Mezzanine Pass-Through Certificates, Series 2015-WOLF MZ

Report To:
J.P. Morgan Chase Commercial Mortgage Securities Corp.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
Citigroup Global Markets Realty Corp.
Drexel Hamilton, LLC

12 June 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
383 Madison Avenue
New York, New York 10179

Citigroup Global Markets Realty Corp.
390 Greenwich Street
New York, New York 10013

Drexel Hamilton, LLC
77 Water Street
New York, New York 10005

Re:               Great Wolf Trust 2015-WOLF
Commercial Mortgage Pass-Through Certificates, Series 2015-WOLF (the "CMBS Certificates")

Great Wolf Trust 2015-WOLF MZ
Commercial Mezzanine Pass-Through Certificates, Series 2015-WOLF MZ (the "Mezzanine Certificates")

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the "Specified Parties"), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) and Mezzanine A Loan (as defined in Attachment A) that secure the CMBS Certificates and the Mezzanine Certificates, respectively.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The Depositor provided us with:
a.	Certain electronic data files (the "Data Files") that are described in Attachment A,
b.	Copies of various source documents (the "Source Documents"), which are listed on Exhibit 1 to Attachment A,
c.
A list of characteristics on the Data Files (the "Compared Characteristics"), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,

d.
A list of characteristics on the Data Files (the "Recalculated Characteristics"), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the "Provided Characteristics"), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Certain assumptions and calculation methodologies, which are described in Attachment A, that the Depositor indicated are necessary to perform certain procedures that are described in Attachment A.

The procedures we performed and our associated findings are in Attachment A.

The procedures in Attachment A were limited to a comparison or recalculation of certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, the Source Documents, the Provided Characteristics and the determination of the assumptions and methodologies that are described herein.  We have addressed ourselves solely to the information and procedures in Attachment A and make no representation regarding the adequacy of the information on the Source Documents or regarding whether any material facts have been omitted therefrom.  We were not requested to perform and we have not performed any further procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representation as to the accuracy, completeness or reasonableness of the information contained therein.  We have not verified the accuracy, completeness or reasonableness of the information provided to us by the Depositor upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan or Mezzanine A Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any assumptions and methodologies provided to us by the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan or Mezzanine A Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan or Mezzanine A Loan,
iii.	Whether the originators of the Mortgage Loan or Mezzanine A Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan or Mezzanine A Loan that would be material to the likelihood that the issuer of the CMBS Certificates or Mezzanine Certificates that are secured by the Mortgage Loan or Mezzanine A Loan, respectively, will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

12 June 2015

Attachment A Page 1 of 11

Background

For the purpose of the procedures described in this Attachment A, the Depositor indicated that:
a.	The CMBS Certificates will represent the ownership interests in Great Wolf Trust 2015‑WOLF (the "CMBS Issuing Entity") that will be established by the Depositor,
b.
The CMBS Issuing Entity's assets will consist primarily of two promissory notes issued by 21 special purpose entities (collectively, the "Mortgage Borrowers") evidencing a floating rate, interest-only mortgage loan (the "Mortgage Loan"),

c.	The Mortgage Loan is secured by, among other things,
i.	Cross-collateralized first mortgage liens on the Mortgage Borrowers' fee interests in eight resort properties (the "Properties"),
ii.	Certain pledges of the Mortgage Borrowers' interests in the operating leases relating to the Properties,
iii.
Certain pledges of the Mortgage Borrowers' equity interests in joint venture entities that own two additional resort properties (the "JV Properties"), pledges of the license and franchise management agreements with respect to the Properties, certain franchise assets with respect to two additional resort properties owned by third parties and the license agreement with respect to one additional resort property that is owned and managed by a third party (such resort properties owned by third parties, the "Non-Owned Managed/Licensed Properties" and, together with the JV Properties, the "Managed Properties"),

iv.	The Mortgage Borrowers' interests in certain intellectual property and
v.
A pledge of equity interests in the applicable Mortgage Borrower that owns such intellectual property and the applicable Mortgage Borrower that acts as a manager under the license and franchise management agreements,

d.
The Mortgage Loan has a related senior floating rate mezzanine loan (the "Mezzanine A Loan") and a related junior floating rate mezzanine loan (the "Mezzanine B Loan," together with the Mezzanine A Loan, the "Mezzanine Loans"),

e.	The Mezzanine Certificates will represent the ownership interests in Great Wolf Trust 2015-WOLF MZ (the "Mezzanine Issuing Entity") that will be established by the Depositor,
f.	The Mezzanine Issuing Entity's main assets will consist primarily of two promissory notes issued by a special purpose entity (the "Mezzanine A Borrower") evidencing the Mezzanine A Loan,
g.	The Mezzanine A Loan is secured by, among other things, pledges of the ownership interest of the Mezzanine A Borrower in the Mortgage Borrowers,
h.	The Mezzanine A Loan will be subordinate in priority of payment to the Mortgage Loan and
i.	The Mezzanine B Loan will be subordinate in priority of payment to the Mortgage Loan and the Mezzanine A Loan.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine A Loan and Mezzanine B Loan, is hereinafter referred to as the "Total Debt associated with the Mortgage Loan" (or with respect to each Property, is hereinafter referred to as the "Total Debt associated with each Property").

Attachment A Page 2 of 11

Procedures we performed and our associated findings

1.	We obtained from the Depositor:
a.
An electronic data file (the "Preliminary Data File") that the Depositor indicated contains information on the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 June 2015 (the "Cut-Off Date") and

b.	A record layout and decode table related to the information on the Preliminary Data File.

Using information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A.

2.
As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the "Updated Data File."

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.
An electronic data file (the "Final Data File," which together with the Preliminary Data File, are the Data Files), that the Depositor indicated contains information on the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Cut-Off Date and

b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:
i.	Final Data File and
ii.	Updated Data File,
we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.
Using the "First Payment Date" of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as shown on the Final Data File, we recalculated the "Seasoning" of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan as of the Cut-Off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 11

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date
of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, both as shown on the Final Data File, we recalculated the:
i.	Original Mortgage Loan Term (Excluding Extension Options),
ii.	Original Mezzanine A Loan Term (Excluding Extension Options) and
iii.	Original Mezzanine B Loan Term (Excluding Extension Options)
of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, respectively.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Fully Extended Maturity Date
of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, both as shown on the Final Data File, we recalculated the:
i.	Original Mortgage Loan Term (Including Extension Options),
ii.	Original Mezzanine A Loan Term (Including Extension Options) and
iii.	Original Mezzanine B Loan Term (Including Extension Options)
of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, respectively.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extension Options),
c.	Original Mezzanine A Loan Term (Excluding Extension Options) and
d.	Original Mezzanine B Loan Term (Excluding Extension Options)
of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Remaining Mortgage Loan Term to Maturity,
ii.	Remaining Mezzanine Loan A Term to Maturity and
iii.	Remaining Mezzanine Loan B Term to Maturity
of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 11

8.
With respect to the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, the loan agreement, mezzanine A loan agreement and mezzanine B loan agreement Source Documents indicate that the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan are interest-only for their entire terms, including during any extension period options.  Based on this information, the Depositor instructed us to:

a.	Use "0" for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extension Options),
ii.	Original Mezzanine Loan A Amortization Term (Excluding Extension Options),
iii.	Original Mezzanine Loan B Amortization Term (Excluding Extension Options),
iv.	Original Mortgage Loan Amortization Term (Including Extension Options),
v.	Original Mezzanine Loan A Amortization Term (Including Extension Options),
vi.	Original Mezzanine Loan B Amortization Term (Including Extension Options),
vii.	Remaining Mortgage Loan Amortization Term,
viii.	Remaining Mezzanine Loan A Amortization Term and
ix.	Remaining Mezzanine Loan B Amortization Term
characteristics on the Final Data File,
b.
Use the "Original Allocated Mortgage Loan Balance" of the Mortgage Loan and the Properties, as shown on the Final Data File, as the principal balance of the Mortgage Loan and the Properties as of the Cut-Off Date (the "Cut-Off Date Allocated Loan Amount ($)"),

c.
Use the "Original Allocated Mortgage Loan Balance" of the Mortgage Loan and the Properties, as shown on the Final Data File, as the principal balance of the Mortgage Loan and the Properties as of the "Initial Maturity Date" of the Mortgage Loan (the "Maturity Allocated Mortgage Loan Balance"),

d.
Use the "Original Allocated Mezzanine A Loan Balance" of the Mezzanine A Loan and the Properties, as shown on the Final Data File, as the principal balance of the Mezzanine A Loan and the Properties as of the Cut-Off Date (the "Current Allocated Mezzanine A Loan Balance"),

e.
Use the "Original Allocated Mezzanine A Loan Balance" of the Mezzanine A Loan and the Properties, as shown on the Final Data File, as the principal balance of the Mezzanine A Loan and the Properties as of the "Initial Maturity Date" of the Mezzanine A Loan (the "Maturity Allocated Mezzanine A Loan Balance"),

f.
Use the "Original Allocated Mezzanine B Loan Balance" of the Mezzanine B Loan and the Properties, as shown on the Final Data File, as the principal balance of the Mezzanine B Loan and the Properties as of the Cut-Off Date (the "Current Allocated Mezzanine B Loan Balance"),

g.
Use the "Original Allocated Mezzanine B Loan Balance" of the Mezzanine B Loan and the Properties, as shown on the Final Data File, as the principal balance of the Mezzanine B Loan and the Properties as of the "Initial Maturity Date" of the Mezzanine B Loan (the "Maturity Allocated Mezzanine B Loan Balance"),

h.	Use the "Original Mortgage Loan Term (Excluding Extension Options)" of the Mortgage Loan, as shown on the Final Data File, for the "Mortgage Loan IO Period" characteristic on the Final Data File,

Attachment A Page 5 of 11

8. (continued)

i.
Use the "Original Mezzanine A Loan Term (Excluding Extension Options)" of the Mezzanine A Loan, as shown on the Final Data File, for the "Mezzanine Loan A IO Period" characteristic on the Final Data File and

j.
Use the "Original Mezzanine B Loan Term (Excluding Extension Options)" of the Mezzanine B Loan, as shown on the Final Data File, for the "Mezzanine Loan B IO Period" characteristic on the Final Data File.

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.
Using the "Cut-Off Date Allocated Loan Amount ($)" of each Property, as shown on the Final Data File, we recalculated the "Percentage of Cut-Off Date Allocated Loan Amount" of each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Mezzanine A Loan Balance,
c.	Original Allocated Mezzanine B Loan Balance,
d.	Cut-Off Date Allocated Loan Amount ($),
e.	Current Allocated Mezzanine A Loan Balance,
f.	Current Allocated Mezzanine B Loan Balance,
g.	Maturity Allocated Mortgage Loan Balance,
h.	Maturity Allocated Mezzanine A Loan Balance,
i.	Maturity Allocated Mezzanine B Loan Balance,
j.	Mortgage Loan Spread,
k.	Mezzanine A Loan Spread and
l.	Mezzanine B Loan Spread
of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Original Allocated Total Debt Balance,
ii.	Current Allocated Total Debt Balance,
iii.	Maturity Allocated Total Debt Balance and
iv.	Original Total Debt Interest Rate Spread
of the Total Debt associated with the Mortgage Loan and, with respect to items i. ii. and iii. above, of the Total Debt associated with each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 11

11.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine A Loan Spread,
c.	Mezzanine B Loan Spread and
d.	Original Total Debt Interest Rate Spread
of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, respectively, all as shown on the Final Data File, and the LIBOR assumption of 0.20000% that was provided by the Depositor, we recalculated the:
i.	Assumed Mortgage Loan Interest Rate,
ii.	Assumed Mezzanine Loan A Interest Rate,
iii.	Assumed Mezzanine Loan B Interest Rate and
iv.	Assumed Total Debt Interest Rate
of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, respectively.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Assumed Mortgage Loan Interest Rate and
c.	Accrual Basis
of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor, which are described in the succeeding two paragraphs of this Item 12., we recalculated the:
i.	Monthly Mortgage Debt Service and
ii.	Annual Mortgage Debt Service
of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

The Depositor instructed us to recalculate the "Monthly Mortgage Debt Service" of the Mortgage Loan as 1/12th of the product of:
i.	The "Original Allocated Mortgage Loan Balance" of the Mortgage Loan, as shown on the Final Data File,
ii.	The "Assumed Mortgage Loan Interest Rate" of the Mortgage Loan, as shown on the Final Data File, and
iii.	366/360.

The Depositor instructed us to recalculate the "Annual Mortgage Debt Service" of the Mortgage Loan as the product of:
i.	The "Original Allocated Mortgage Loan Balance" of the Mortgage Loan, as shown on the Final Data File,
ii.	The "Assumed Mortgage Loan Interest Rate" of the Mortgage Loan, as shown on the Final Data File, and
iii.	366/360.

Attachment A Page 7 of 11

13.	Using the:
a.	Original Allocated Mezzanine A Loan Balance,
b.	Assumed Mezzanine Loan A Interest Rate and
c.	Accrual Basis
of the Mezzanine A Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor, which are described in the succeeding two paragraphs of this Item 13., we recalculated the:
i.	Monthly Mezzanine Loan A Debt Service and
ii.	Annual Mezzanine Loan A Debt Service
of the Mezzanine A Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

The Depositor instructed us to recalculate the "Monthly Mezzanine Loan A Debt Service" of the Mezzanine A Loan as 1/12th of the product of:
i.	The "Original Allocated Mezzanine A Loan Balance" of the Mezzanine A Loan, as shown on the Final Data File,
ii.	The "Assumed Mezzanine Loan A Interest Rate" of the Mezzanine A Loan, as shown on the Final Data File, and
iii.	366/360.

The Depositor instructed us to recalculate the "Annual Mezzanine Loan A Debt Service" of the Mezzanine A Loan as the product of:
i.	The "Original Allocated Mezzanine A Loan Balance" of the Mezzanine A Loan, as shown on the Final Data File,
ii.	The "Assumed Mezzanine Loan A Interest Rate" of the Mezzanine A Loan, as shown on the Final Data File, and
iii.	366/360.

14.	Using the:
a.	Original Allocated Mezzanine B Loan Balance,
b.	Assumed Mezzanine Loan B Interest Rate and
c.	Accrual Basis
of the Mezzanine B Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor, which are described in the succeeding two paragraphs of this Item 14., we recalculated the:
i.	Monthly Mezzanine Loan B Debt Service and
ii.	Annual Mezzanine Loan B Debt Service
of the Mezzanine B Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

The Depositor instructed us to recalculate the "Monthly Mezzanine Loan B Debt Service" of the Mezzanine B Loan as 1/12th of the product of:
i.	The "Original Allocated Mezzanine B Loan Balance" of the Mezzanine B Loan, as shown on the Final Data File,
ii.	The "Assumed Mezzanine Loan B Interest Rate" of the Mezzanine B Loan, as shown on the Final Data File, and
iii.	366/360.

Attachment A Page 8 of 11

14. (continued)

The Depositor instructed us to recalculate the "Annual Mezzanine Loan B Debt Service" of the Mezzanine B Loan as the product of:
i.	The "Original Allocated Mezzanine B Loan Balance" of the Mezzanine B Loan, as shown on the Final Data File,
ii.	The "Assumed Mezzanine Loan B Interest Rate" of the Mezzanine B Loan, as shown on the Final Data File, and
iii.	366/360.

15.	Using the:
a.	Annual Mortgage Debt Service,
b.	Annual Mezzanine Loan A Debt Service and
c.	Annual Mezzanine Loan B Debt Service
of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, respectively, all as shown on the Final Data File, we recalculated the "Annual Total Debt Service" of the Total Debt associated with the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Annual Mortgage Debt Service,
b.	Cut-Off Date Allocated Loan Amount ($),
c.	Maturity Allocated Mortgage Loan Balance,
d.	Appraised Portfolio Value ($),
e.	Units,
f.	TTM NOI ($),
g.	TTM NCF ($) and
h.	Total Collateral TTM NCF ($)
of the Mortgage Loan and the Properties, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Mortgage Loan NOI DSCR,
ii.	Mortgage Loan NCF DSCR,
iii.	Current Mortgage Loan LTV,
iv.	Maturity Mortgage Loan LTV,
v.	Mortgage Loan TTM NOI DY,
vi.	Mortgage Loan TTM NCF DY,
vii.	Mortgage Loan Total Collateral CF DY and
viii.	Cut-Off Date Allocated Loan Amount per Room ($)
of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 11

16. (continued)

For the purpose of this procedure, we were instructed by the Depositor to:
a.	Round the "Mortgage Loan NOI DSCR" and "Mortgage Loan NCF DSCR" to two decimal places and
b.
Round the "Current Mortgage Loan LTV," "Maturity Mortgage Loan LTV," "Mortgage Loan TTM NOI DY," "Mortgage Loan TTM NCF DY" and "Mortgage Loan Total Collateral CF DY" to the nearest 1/10th of one percent.

17.	Using the:
a.	Current Allocated Total Debt Balance,
b.	Maturity Allocated Total Debt Balance,
c.	Annual Total Debt Service,
d.	Appraised Portfolio Value ($),
e.	Units,
f.	TTM NOI ($),
g.	TTM NCF ($) and
h.	Total Collateral TTM NCF ($)
of the Total Debt associated with the Mortgage Loan and the Properties, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Current Total Debt LTV,
iv.	Maturity Total Debt LTV,
v.	Total Debt NOI DY,
vi.	Total Debt NCF DY,
vii.	Total Debt Per Unit and
viii.	Total Debt Total Collateral CF DY
of the Total Debt associated with the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:
a.	Round the "Total Debt NOI DSCR" and "Total Debt NCF DSCR" to two decimal places and
b.	Round the "Current Total Debt LTV," "Maturity Total Debt LTV," "Total Debt NOI DY," "Total Debt NCF DY" and "Total Debt Total Collateral CF DY" to the nearest 1/10th of one percent.

Attachment A Page 10 of 11

18.	Using the:
a.	Mortgage - Master Servicing Fee Rate and
b.	Mortgage - Primary Servicing Fee Rate
of the Mortgage Loan, both as shown on the Final Data File, we recalculated the "Mortgage - Servicer Fee" of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Mezz - Master Servicing Fee Rate and
b.	Mezz - Primary Servicing Fee Rate
of the Mezzanine A Loan, both as shown on the Final Data File, we recalculated the "Mezz ‑ Servicer Fee" of the Mezzanine A Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Mortgage - Servicer Fee,
b.	Mortgage - Trustee & Paying Agent Fee and
c.	Mortgage - CREFC Fee
of the Mortgage Loan, all as shown on the Final Data File, we recalculated the "Mortgage - Admin. Fee" of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Mezz - Servicer Fee,
b.	Mezz - Trustee & Paying Agent Fee and
c.	Mezz - CREFC Fee
of the Mezzanine A Loan, all as shown on the Final Data File, we recalculated the "Mezz ‑ Admin. Fee" of the Mezzanine A Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Mortgage Loan Spread and
b.	Mortgage - Admin. Fee
of the Mortgage Loan, both as shown on the Final Data File, we recalculated the "Mortgage - Net Margin Rate" of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 11

23.	Using the:
a.	Mezzanine A Loan Spread and
b.	Mezz - Admin. Fee
of the Mezzanine A Loan, both as shown on the Final Data File, we recalculated the "Mezz ‑ Net Margin Rate" of the Mezzanine A Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Document Title	Document Date

Mortgage Loan Promissory Note A-1 (see Note 1)	12 May 2015

Mortgage Loan Promissory Note A-2 (see Note 1)	12 May 2015

Mezzanine A Promissory Note A-1 (see Note 2)	12 May 2015

Mezzanine A Promissory Note A-2 (see Note 2)	12 May 2015

Mezzanine B Promissory Note A-1 (see Note 3)	12 May 2015

Mezzanine B Promissory Note A-2 (see Note 3)	12 May 2015

Loan Agreement	12 May 2015

Mezzanine A Loan Agreement	12 May 2015

Mezzanine B Loan Agreement	12 May 2015

Intercreditor Agreement	12 May 2015

Cash Management Agreement	12 May 2015

Mortgage Loan Interest Rate Cap Agreement	12 May 2015

Mezzanine Loan A Interest Rate Cap Agreement	12 May 2015

Mezzanine Loan B Interest Rate Cap Agreement	12 May 2015

Pro Forma Title Policies	12 May 2015

Settlement Statement	12 May 2015

Guaranty Agreement	12 May 2015

Management Agreement	12 May 2015

Merger Agreement	23 March 2015

Disclosure Schedule	23 March 2015

Operating Leases	12 May 2015

Exhibit 1 to Attachment A

Property Source Documents

Document Title	Document Date

Property Appraisal Reports	Various

Portfolio Appraisal Report	1 March 2015

Engineering Reports	13 April 2015

Environmental Phase I Reports	Various

Franchise Agreements	12 May 2015

Underwriter's Summary Report	Not Applicable

Capex Schedule	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Notes:

1.	The mortgage loan promissory note A-1 and mortgage loan promissory note A-2 Source Documents are hereinafter referred to collectively as the "Promissory Note."

2.	The mezzanine A promissory note A-1 and mezzanine A promissory note A-2 Source Documents are hereinafter referred to collectively as the "Mezzanine A Promissory Note."

3.	The mezzanine B promissory note A-1 and mezzanine B promissory note A-2 Source Documents are hereinafter referred to collectively as the "Mezzanine B Promissory Note."

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Notes 1 and 2)	Property Appraisal Report and USPS Internet Site (www.usps.gov)
City (see Notes 1 and 2)	Property Appraisal Report and USPS Internet Site (www.usps.gov)
Full Name State / Province (see Notes 1 and 2)	Property Appraisal Report and USPS Internet Site (www.usps.gov)
State / Province (see Notes 1 and 2)	Property Appraisal Report and USPS Internet Site (www.usps.gov)
Zip Code (see Note 2)	Property Appraisal Report and USPS Internet Site (www.usps.gov)
Property Type	Property Appraisal Report
Property Sub-Type	Property Appraisal Report
Year Built	Property Appraisal Report
Renovation Year	Property Appraisal Report
Units	Underwriter's Summary Report
Unit Type	Property Appraisal Report
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Property Appraisal Report
Date of Appraisal (Valuation Date)	Property Appraisal Report
Appraisal Type	Property Appraisal Report
Appraised Portfolio Value ($) (see Note 3)	Portfolio Appraisal Report
Cap Rate	Property Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report

Exhibit 2 to Attachment A

Underwriting Information: (see Note 4)

Characteristic	Source Document

2008 Rooms Available	Underwriter's Summary Report
2008 Rooms Occupied	Underwriter's Summary Report
2009 Rooms Available	Underwriter's Summary Report
2009 Rooms Occupied	Underwriter's Summary Report
2010 Rooms Available	Underwriter's Summary Report
2010 Rooms Occupied	Underwriter's Summary Report
2011 Rooms Available	Underwriter's Summary Report
2011 Rooms Occupied	Underwriter's Summary Report
2012 Rooms Available	Underwriter's Summary Report
2012 Rooms Occupied	Underwriter's Summary Report
2013 Rooms Available	Underwriter's Summary Report
2013 Rooms Occupied	Underwriter's Summary Report
2014 Rooms Available	Underwriter's Summary Report
2014 Rooms Occupied	Underwriter's Summary Report
TTM Rooms Available	Underwriter's Summary Report
TTM Rooms Occupied	Underwriter's Summary Report
2008 Occupancy	Underwriter's Summary Report
2009 Occupancy	Underwriter's Summary Report
2010 Occupancy	Underwriter's Summary Report
2011 Occupancy	Underwriter's Summary Report
2012 Occupancy	Underwriter's Summary Report
2013 Occupancy	Underwriter's Summary Report
2014 Occupancy	Underwriter's Summary Report
TTM Occupancy	Underwriter's Summary Report
2008 Average Daily Room Rate ($)	Underwriter's Summary Report
2009 Average Daily Room Rate ($)	Underwriter's Summary Report
2010 Average Daily Room Rate ($)	Underwriter's Summary Report
2011 Average Daily Room Rate ($)	Underwriter's Summary Report
2012 Average Daily Room Rate ($)	Underwriter's Summary Report
2013 Average Daily Room Rate ($)	Underwriter's Summary Report
2014 Average Daily Room Rate ($)	Underwriter's Summary Report
TTM Average Daily Room Rate ($)	Underwriter's Summary Report
2008 RevPAR ($)	Underwriter's Summary Report
2009 RevPAR ($)	Underwriter's Summary Report
2010 RevPAR ($)	Underwriter's Summary Report
2011 RevPAR ($)	Underwriter's Summary Report
2012 RevPAR ($)	Underwriter's Summary Report
2013 RevPAR ($)	Underwriter's Summary Report
2014 RevPAR ($)	Underwriter's Summary Report
TTM RevPAR ($)	Underwriter's Summary Report
2008 Rooms Revenue ($)	Underwriter's Summary Report
2009 Rooms Revenue ($)	Underwriter's Summary Report
2010 Rooms Revenue ($)	Underwriter's Summary Report
2011 Rooms Revenue ($)	Underwriter's Summary Report
2012 Rooms Revenue ($)	Underwriter's Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2013 Rooms Revenue ($)	Underwriter's Summary Report
2014 Rooms Revenue ($)	Underwriter's Summary Report
TTM Rooms Revenue ($)	Underwriter's Summary Report
2008 Total Revenue ($)	Underwriter's Summary Report
2009 Total Revenue ($)	Underwriter's Summary Report
2010 Total Revenue ($)	Underwriter's Summary Report
2011 Total Revenue ($)	Underwriter's Summary Report
2012 Total Revenue ($)	Underwriter's Summary Report
2013 Total Revenue ($)	Underwriter's Summary Report
2014 Total Revenue ($)	Underwriter's Summary Report
TTM Total Revenue ($)	Underwriter's Summary Report
2008 Total Expenses ($)	Underwriter's Summary Report
2009 Total Expenses ($)	Underwriter's Summary Report
2010 Total Expenses ($)	Underwriter's Summary Report
2011 Total Expenses ($)	Underwriter's Summary Report
2012 Total Expenses ($)	Underwriter's Summary Report
2013 Total Expenses ($)	Underwriter's Summary Report
2014 Total Expenses ($)	Underwriter's Summary Report
TTM Total Expenses ($)	Underwriter's Summary Report
2008 NOI ($)	Underwriter's Summary Report
2009 NOI ($)	Underwriter's Summary Report
2010 NOI ($)	Underwriter's Summary Report
2011 NOI ($)	Underwriter's Summary Report
2012 NOI ($)	Underwriter's Summary Report
2013 NOI ($)	Underwriter's Summary Report
2014 NOI ($)	Underwriter's Summary Report
TTM NOI ($)	Underwriter's Summary Report
2008 FF&E ($)	Underwriter's Summary Report
2009 FF&E ($)	Underwriter's Summary Report
2010 FF&E ($)	Underwriter's Summary Report
2011 FF&E ($)	Underwriter's Summary Report
2012 FF&E ($)	Underwriter's Summary Report
2013 FF&E ($)	Underwriter's Summary Report
2014 FF&E ($)	Underwriter's Summary Report
TTM FF&E ($)	Underwriter's Summary Report
2008 NCF ($)	Underwriter's Summary Report
2009 NCF ($)	Underwriter's Summary Report
2010 NCF ($)	Underwriter's Summary Report
2011 NCF ($)	Underwriter's Summary Report
2012 NCF ($)	Underwriter's Summary Report
2013 NCF ($)	Underwriter's Summary Report
2014 NCF ($)	Underwriter's Summary Report
TTM NCF ($)	Underwriter's Summary Report
2008 JV Income ($)	Underwriter's Summary Report
2009 JV Income ($)	Underwriter's Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2010 JV Income ($)	Underwriter's Summary Report
2011 JV Income ($)	Underwriter's Summary Report
2012 JV Income ($)	Underwriter's Summary Report
2013 JV Income ($)	Underwriter's Summary Report
2014 JV Income ($)	Underwriter's Summary Report
TTM JV Income ($)	Underwriter's Summary Report
2008 Franchise EBITA ($)	Underwriter's Summary Report
2009 Franchise EBITA ($)	Underwriter's Summary Report
2010 Franchise EBITA ($)	Underwriter's Summary Report
2011 Franchise EBITA ($)	Underwriter's Summary Report
2012 Franchise EBITA ($)	Underwriter's Summary Report
2013 Franchise EBITA ($)	Underwriter's Summary Report
2014 Franchise EBITA ($)	Underwriter's Summary Report
TTM Franchise EBITA ($)	Underwriter's Summary Report
2008 Corporate Overhead Expense ($)	Underwriter's Summary Report
2009 Corporate Overhead Expense ($)	Underwriter's Summary Report
2010 Corporate Overhead Expense ($)	Underwriter's Summary Report
2011 Corporate Overhead Expense ($)	Underwriter's Summary Report
2012 Corporate Overhead Expense ($)	Underwriter's Summary Report
2013 Corporate Overhead Expense ($)	Underwriter's Summary Report
2014 Corporate Overhead Expense ($)	Underwriter's Summary Report
TTM Corporate Overhead Expense ($)	Underwriter's Summary Report
2008 Total Collateral NCF ($)	Underwriter's Summary Report
2009 Total Collateral NCF ($)	Underwriter's Summary Report
2010 Total Collateral NCF ($)	Underwriter's Summary Report
2011 Total Collateral NCF ($)	Underwriter's Summary Report
2012 Total Collateral NCF ($)	Underwriter's Summary Report
2013 Total Collateral NCF ($)	Underwriter's Summary Report
2014 Total Collateral NCF ($)	Underwriter's Summary Report
Total Collateral TTM NCF ($)	Underwriter's Summary Report
Underwritten Rooms Available	Underwriter's Summary Report
Underwritten Occupied Rooms	Underwriter's Summary Report
Underwritten Occupancy	Underwriter's Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter's Summary Report
Underwritten RevPAR ($)	Underwriter's Summary Report
UW Rooms Revenues	Underwriter's Summary Report
Underwritten Revenues ($)	Underwriter's Summary Report
Underwritten Expenses ($)	Underwriter's Summary Report
Underwritten NOI ($)	Underwriter's Summary Report
Underwritten FF&E ($)	Underwriter's Summary Report
Underwritten Net Cash Flow ($)	Underwriter's Summary Report
Underwritten JV Income ($)	Underwriter's Summary Report
Underwritten Franchise EBITDA($)	Underwriter's Summary Report
UW Corporate Overhead Expense ($)	Underwriter's Summary Report
Total Collateral UW NCF ($)	Underwriter's Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Loan Agreement
Other Escrow Initial Amount	Settlement Statement and Loan Agreement
Other Escrow Monthly Amount	Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Loan Agreement
Description of Other Escrow	Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Note Date (see Note 5)	Promissory Note, Mezzanine A Promissory Note, Mezzanine B Promissory Note
Due Date (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
First Payment Date (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Initial Maturity Date (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Extension Options (Yes/No) (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Extension Options Description (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Fully Extended Maturity Date (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
First Extension Fee (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Second Extension Fee (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Third Extension Fee (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Fourth Extension Fee (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Exit Fee (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Original Allocated Mortgage Loan Balance	Loan Agreement
Original Allocated Mezzanine A Loan Balance	Mezzanine A Loan Agreement
Original Allocated Mezzanine B Loan Balance	Mezzanine B Loan Agreement
Payment Grace Period Event of Default (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Payment Grace Period Event of Late Fee (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Balloon Grace Period Event of Default (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Rate Type (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Amortization Type (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Accrual Basis (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Mezzanine A Loan Spread	Mezzanine A Loan Agreement
Spread Increase (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Spread Increase Description (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Prepayment String (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
LockBox (Y/N)	Loan Agreement
Lockbox Type (see Note 7)	Cash Management Agreement and Loan Agreement
Terms/Description of Springing Lockbox (if applicable)	Cash Management Agreement and Loan Agreement

Exhibit 2 to Attachment A

Notes:

1.	We were instructed by the Depositor to ignore differences in the
a.	Street Address,
b.	City,
c.	Full Name State / Province and
d.	State / Province
characteristics that are standard postal abbreviations.

2.	For the purpose of comparing the:
a.	Street Address,
b.	City,
c.	Full Name State / Province,
d.	State / Province and
e.	Zip Code
characteristics for each Property located in the United States, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information contained in the applicable property appraisal report Source Document and to the corresponding information on the USPS internet site (www.usps.gov).  If the information in the property appraisal report Source Document did not agree with the corresponding information on the USPS internet site (www.usps.gov), the Depositor instructed us to use the USPS internet site (www.usps.gov) as the higher priority Source Document.

For the purpose of comparing the characteristics described in a. through e. above for the Property located in Canada, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information contained in the applicable property appraisal report Source Document.

3.
For the purpose of comparing the "Appraised Portfolio Value ($)" characteristic for the Mortgage Loan, the Depositor instructed us to use the "as is market" appraisal value of the portfolio of $1,308,000,000 that is shown in the portfolio appraisal report Source Document.

Additionally, for the purpose of comparing the "Appraised Portfolio Value ($)" characteristic for each Property, the Depositor instructed us to allocate the "Appraised Portfolio Value ($)," as described above, to each Property on a pro-rata basis using the "Appraised Value ($)" of each Property that is shown on the Preliminary Data File.

4.	For the purpose of comparing the "Underwriting Information" characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

5.
For the purpose of comparing the "Note Date" characteristic, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan that is shown in the promissory note Source Document, mezzanine A promissory note Source Document and mezzanine B promissory note Source Document, respectively.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the:
a.	Due Date,
b.	First Payment Date,
c.	Initial Maturity Date,
d.	Extension Options (Yes/No),
e.	Extension Options Description,
f.	Fully Extended Maturity Date,
g.	First Extension Fee,
h.	Second Extension Fee,
i.	Third Extension Fee,
j.	Fourth Extension Fee,
k.	Exit Fee,
l.	Payment Grace Period Event of Default,
m.	Payment Grace Period Event of Late Fee,
n.	Balloon Grace Period Event of Default,
o.	Balloon Grace Period Event of Late Fee,
p.	Rate Type,
q.	Amortization Type,
r.	Accrual Basis,
s.	Spread Increase,
t.	Spread Increase Description and
u.	Prepayment String
characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan that is shown in the loan agreement Source Document, mezzanine A loan agreement Source Document and mezzanine B loan agreement Source Document, respectively.

7.	For purpose of comparing the "Lockbox Type" characteristic, the Depositor instructed us to use "CMA" if:
a.
Prior to the occurrence of certain trigger events that are described in the loan agreement and cash management agreement Source Documents, the loan agreement and cash management agreement Source Documents:

i.	Require the credit card companies to directly transfer all receipts to a lockbox account and
ii.	Instruct the lockbox bank to transfer funds from the lockbox account to the related borrower who is responsible for remitting monthly debt service payments and for funding escrows, and
b.
Subsequent to the occurrence of certain trigger events that are described in the loan agreement and cash management agreement Source Documents, the loan agreement and cash management agreement Source Documents require all funds in the lockbox account to no longer be transferred to the related borrower and for such funds to be used to remit monthly debt service payments and for funding escrows.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property ID
Property Name
Mortgage - Master Servicing Fee Rate
Mortgage - Primary Servicing Fee Rate
Mortgage - Trustee & Paying Agent Fee
Mortgage - CREFC Fee
Mezz - Master Servicing Fee Rate
Mezz - Primary Servicing Fee Rate
Mezz - Trustee & Paying Agent Fee
Mezz - CREFC Fee
Seismic Report Date
Seismic PML %
Mortgage Loan Spread (see Note 1)
Mezzanine B Loan Spread (see Note 1)

Notes:

1.
JP Morgan, on behalf of the Depositor, informed us that the Mortgage Loan Spread and Mezzanine B Spread described in the loan agreement Source Document and mezzanine B loan source document will be amended to 3.40734% and 10.5000%, respectively.

2.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.